Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax
	As of December 31	As of December 31
	2025	2024
	USD	USD

Income tax expense:
Current year	8,406	2,065

Schedule of Reconciliation of income tax

	As of December 31	As of December 31
	2025	2024
	USD	USD
Profit before income tax	(7,176,796)	(370,255)
Tax at the applicable tax rate of 16.5%	(1,184,171)	(61,092)
Tax effect of:
- non-deductible expenses	135,463	218,916
- non-taxable income	(23,082)	(393)
- others	1,080,196	(155,366)
Income tax expense	8,406	2,065